Mineral Stream Interests	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Mineral Stream Interests
12.	Mineral Stream Interests

	Six Months Ended June 30, 2024

	Cost			Accumulated Depletion & Impairment 1

(in thousands)	Balance Jan 1, 2024	Additions	Balance Jun 30, 2024	Balance Jan 1, 2024	Depletion	Balance Jun 30, 2024	Carrying Amount Jun 30, 2024

Gold interests

Salobo	$3,429,911	$-	$3,429,911	$(748,492)	$(43,103)	$(791,595)	$2,638,316

Sudbury 2	623,864	-	623,864	(361,379)	(12,258)	(373,637)	250,227

Constancia	140,058	-	140,058	(59,793)	(8,496)	(68,289)	71,769

San Dimas	220,429	-	220,429	(75,707)	(4,180)	(79,887)	140,542

Stillwater 3	239,352	-	239,352	(27,883)	(2,307)	(30,190)	209,162

Other 4	656,187	300,039	956,226	(52,498)	(661)	(53,159)	903,067

	$5,309,801	$300,039	$5,609,840	$(1,325,752)	$(71,005)	$(1,396,757)	$4,213,083

Silver interests

Peñasquito	$524,626	$-	524,626	$(248,394)	$(14,671)	$(263,065)	$261,561

Antamina	900,343	-	900,343	(380,813)	(13,134)	(393,947)	506,396

Constancia	302,948	-	302,948	(123,365)	(7,108)	(130,473)	172,475

Other 5	1,159,563	50,086	1,209,649	(577,450)	(7,583)	(585,033)	624,616

	$2,887,480	$50,086	$2,937,566	$(1,330,022)	$(42,496)	$(1,372,518)	$1,565,048

Palladium interests

Stillwater 3	$263,721	$-	$263,721	$(43,054)	$(3,971)	$(47,025)	$216,696

Platreef	-	78,815	78,815	-	-	-	78,815

	$263,721	$78,815	$342,536	$(43,054)	$(3,971)	$(47,025)	$295,511

Platinum interests

Marathon	$9,451	$-	$9,451	$-	$-	$-	$9,451

Platreef	-	57,585	57,585	-	-	-	57,585

	$9,451	$57,585	$67,036	$-	$-	$-	$67,036

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$393,422	$(42,606)	$(3,942)	$(46,548)	$346,874

	$8,863,875	$486,525	$9,350,400	$(2,741,434)	$(121,414)	$(2,862,848)	$6,487,552

1)	Includes cumulative impairment charges to June 30, 2024 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos, Curraghinalt, Platreef and Kudz Ze Kayah gold interests. The additions to other gold interests includes: Platreef - $275 million; Kudz Ze Kayah - $14 million; and Cangrejos - $10 million.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba. Mineral Park and Kudz Ze Kayah silver interests. The additions to other silver interests includes: Kudz Ze Kayah - $25 million and Mineral Park - $25 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2023

	Cost				Accumulated Depletion & Impairment 1
(in thousands)	Balance Jan 1, 2023	Additions	Disposal	Balance Dec 31, 2023	Balance Jan 1, 2023	Depletion	Balance Dec 31, 2023	Carrying Amount Dec 31, 2023

Gold interests

Salobo	$3,059,876	$370,035	$-	$3,429,911	$(676,614)	$(71,878)	$(748,492)	$2,681,419

Sudbury 2	623,864	-	-	623,864	(340,448)	(20,931)	(361,379)	262,485

Constancia	140,058	-	-	140,058	(44,475)	(15,318)	(59,793)	80,265

San Dimas	220,429	-	-	220,429	(64,564)	(11,143)	(75,707)	144,722

Stillwater 3	239,352	-	-	239,352	(23,500)	(4,383)	(27,883)	211,469

Other 4	545,391	152,169	(41,373)	656,187	(51,248)	(1,250)	(52,498)	603,689

	$4,828,970	$522,204	$(41,373)	$5,309,801	$(1,200,849)	$(124,903)	$(1,325,752)	$3,984,049

Silver interests

Peñasquito	$524,626	$-	$-	$524,626	$(230,952)	$(17,442)	$(248,394)	$276,232

Antamina	900,343	-	-	900,343	(354,975)	(25,838)	(380,813)	519,530

Constancia	302,948	-	-	302,948	(110,001)	(13,364)	(123,365)	179,583

Other 5	1,018,199	141,364	-	1,159,563	(565,103)	(12,347)	(577,450)	582,113

	$2,746,116	$141,364	$-	$2,887,480	$(1,261,031)	$(68,991)	$(1,330,022)	$1,557,458

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(36,909)	$(6,145)	$(43,054)	$220,667

Platinum interests

Marathon	$9,428	$23	$-	$9,451	$-	$-	$-	$9,451

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(35,849)	$(6,757)	$(42,606)	$350,816

	$8,241,657	$663,591	$(41,373)	$8,863,875	$(2,534,638)	$(206,796)	$(2,741,434)	$6,122,441

1)	Includes cumulative impairment charges to December 31, 2023 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos and Curraghinalt gold interests. The additions to other gold interests includes: Blackwater - $40 million; Goose - $63 million; Cangrejos - $29 million; and Curraghinalt - $20 million.

5)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba and Mineral Park silver interests. The additions to other silver interests includes: Blackwater - $141 million.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2024			December 31, 2023

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$2,312,141	$326,175	$2,638,316	$2,303,719	$377,700	$2,681,419

Sudbury 1	208,516	41,711	250,227	218,467	44,018	262,485

Constancia	68,164	3,605	71,769	74,758	5,507	80,265

San Dimas	51,247	89,295	140,542	55,428	89,294	144,722

Stillwater 2	189,528	19,634	209,162	186,668	24,801	211,469

Other 3	17,338	885,729	903,067	17,999	585,690	603,689

	$2,846,934	$1,366,149	$4,213,083	$2,857,039	$1,127,010	$3,984,049

Silver interests

Peñasquito	$261,561	$-	$261,561	$202,528	$73,704	$276,232

Antamina	159,378	347,018	506,396	172,512	347,018	519,530

Constancia	165,993	6,482	172,475	169,527	10,056	179,583

Other 4	130,897	493,719	624,616	130,462	451,651	582,113

	$717,829	$847,219	$1,565,048	$675,029	$882,429	$1,557,458

Palladium interests

Stillwater 2	$209,208	$7,488	$216,696	$211,959	$8,708	$220,667

Platreef	-	78,815	78,815	-	-	-

	$209,208	$86,303	$295,511	$211,959	$8,708	$220,667

Platinum interests

Marathon	$-	$9,451	$9,451	$-	$9,451	$9,451

Platreef	-	57,585	57,585	-	-	-

	$-	$67,036	$67,036	$-	$9,451	$9,451

Cobalt interests

Voisey’s Bay	$321,600	$25,274	$346,874	$321,454	$29,362	$350,816

	$4,095,571	$2,391,981	$6,487,552	$4,065,481	$2,056,960	$6,122,441

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba, Cangrejos, Curraghinalt, Platreef and Kudz Ze Kayah gold interests.
4)
Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater, Curipamba, Mineral Park and Kudz Ze Kayah silver interests.

Partial Disposition of Goose PMPA
On April 12, 2023, Sabina Gold & Silver Corp. (“Sabina”) announced that shareholders approved the proposed acquisition by B2Gold Corp. (“B2Gold”) of all the issued and outstanding common shares of Sabina. The transaction closed April 19, 2023. Subsequent to closing, B2Gold exercised the option to acquire 33% of the stream under the Goose PMPA in exchange for a cash payment in the amount of $46 million, resulting in a gain on partial disposal of the Goose PMPA in the amount of $5 million, calculated as follows:

(in thousands)

Proceeds received on 33% buyback of Goose	$46,400

Less: 33% carrying value	(41,373)

Gain on partial disposal of the Goose PMPA	$5,027
Acquisition of Cangrejos PMPA
On May 16, 2023, the Company entered into a PMPA (the “Cangrejos PMPA”) with Lumina Gold Corp. (“Lumina”) in respect of its 100% owned Cangrejos gold-copper project located in El Oro Province, Ecuador. Under the terms of the agreement, Wheaton will purchase 6.6% of the payable gold production until 700,000 ounces of gold have been delivered, at which point the stream will be reduced to 4.4% of the payable gold production for the life of the mine. Under the terms of the Cangrejos PMPA, the Company is committed to pay Lumina total upfront cash payments of $300 million, $48 million of which is available pre-construction,
with the remainder to be paid in staged equal installments during construction of the mine, subject to various customary conditions being satisfied. As it relates to the $48 million, payments will be made in installments, including (i) $12 million which was paid on closing; (ii) $10 million that was paid on November 22, 2023 (six months after closing); (iii) $
9
 million that was paid on May 31, 2024 (12 months after closing); (iv) $
6

million payable on December 2, 2024 (modified from the original date of May 31, 2024) and (v) $11 million can be drawn upon for committed acquisition of surface rights, of which $
8

million has been paid to date.
In addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to 18% of the spot gold price until the value of gold delivered, net of the production payment, is equal to the upfront consideration of $300 million, at which point the production payment will increase to 22% of the spot gold price.
Amendment to the Blackwater Gold PMPA
On December 13, 2021, the Company acquired the existing gold stream in respect of gold production from the Blackwater Project (the “Blackwater Gold PMPA”). On June 14, 2023, the Company amended the Blackwater Gold PMPA. Under the terms of the amended agreement, the Company is entitled to purchase an amount of gold equal to 8% of the payable gold production until 464,000 ounces have been delivered (previously 279,908 ounces), with this threshold to increase should there be a delay in the anticipated timing of deliveries. Once the threshold has been achieved, the Company’s attributable gold production will drop to 4% of payable gold production for the life of the mine. In exchange for the amendment, the
Company

paid total upfront cash consideration of $40 million.
Acquisition of Existing Platreef & Kudz Ze Kayah PMPAs
On February 27, 2024, the Company closed the previously announced agreement with certain entities advised by Orion Resource Partners (“Orion”) to acquire existing streams in respect of Ivanhoe Mines’ Platreef Project (the “Platreef Streams”) and BMC Minerals’ Kudz Ze Kayah (“KZK”) Project (the “Kudz Ze Kayah Streams”). On February 27, 2024, the Company paid $450 million to Orion, with an additional $5 million contingency payment due to Orion if the KZK project achieves certain milestones.
The Platreef Project is located in Johannesburg, South Africa. Under the Platreef Gold PMPA, the Company is entitled to purchase 62.5% of the payable gold until a total of 218,750 ounces of gold has been delivered to the Company, at which point the Company will be entitled to purchase 50% of the payable gold production until a total of 428,300 ounces of gold has been delivered. Once the threshold has been achieved, the Company will be entitled to purchase 3.125% of the payable gold production if certain conditions are met. Under the Platreef Gold PMPA, the Company will make ongoing payments for the gold ounces delivered equal to $100 per ounce until a total of 428,300 ounces of gold have been delivered, increasing to 80% of the spot price of gold thereafter.
Under the Platreef palladium and platinum PMPA (the “Platreef PGM PMPA”), the Company is entitled to purchase 5.25% of the payable palladium and platinum production until a total of 350,000 ounces of combined palladium and platinum have been received. Once the threshold has been achieved, the stream will be reduced to 3.0% of the payable palladium and platinum production until 485,115 ounces have been delivered, at which point the stream will be reduced to 0.1% of the payable palladium and platinum production if certain conditions are met. Under the Platreef PGM PMPA, the Company will make ongoing payments for the palladium and platinum ounces delivered equal to
30% of the respective spot prices until 485,115 combined ounces have been received, increasing to 80% of the spot price of palladium and platinum thereafter.
The Kudz Ze Kayah stream is located in Yukon, Canada. Under the Kudz Ze Kayah PMPA (the “KZK PMPA”), the Company is entitled to purchase staged percentages of produced gold and produced silver ranging from 6.875% to 7.375% depending on the timing of such deliveries, until 330,000 ounces of gold and 43.30 million ounces of silver are produced and delivered, reducing to a range of 5.625% to 6.125% until a further 59,800 ounces of gold and 7.96 million ounces of silver are produced and delivered, further reducing to a range of 5.000% to 5.500% until a further 270,200 ounces of gold and 35.34 million ounces of silver are produced and delivered (for a total of 660,000 ounces of gold and 86.60 million ounces of silver), and thereafter ranging between 6.25% and 6.75%. Under the KZK PMPA, the Company will make ongoing payments for the gold and silver ounces delivered equal to 20% of the spot gold and silver price. Under the KZK PMPA, BMC Minerals has a buyback option to repurchase 50% of the stream for a period of 30 days after June 22, 2026, for $36 million.